Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802

Phone:	484-583-8083
e-Mail:	lisa.matson@lfg.com

VIA EDGAR

March 19, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

Funds: LVIP Dimensional U.S. Equity Fund and LVIP Dimensional Non-U.S. Equity Fund
(each, a “Fund”)

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in each Fund’s Prospectus dated April 30, 2012, as supplemented under Rule 497(e) on March 7, 2013. The purpose of this filing is to submit each Fund’s Rule 497(e) filing dated June 25, 2012 in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Lisa L.B. Matson

Lisa L.B. Matson, Esq.

Senior Counsel